Employees - Summary of Number of Employees in the Group (Detail) - Employee	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	105,800	106,400	102,500
Average	106,200	105,000	91,000
BT Consumer [Member]
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	8,800	8,700	6,700
Average	8,800	7,700	6,300
EE [Member]
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	9,400	9,200	9,000
Average	9,200	9,100	1,300
Business and Public Sector [Member]
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	10,100	10,300	10,300
Average	10,300	10,200	9,300
Global Services [Member]
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	16,900	17,500	16,800
Average	17,300	17,400	16,500
Wholesale and Ventures [Member]
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	3,800	3,800	3,700
Average	3,900	3,700	3,800
Openreach [Member]
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	30,500	30,200	31,500
Average	30,400	30,900	32,100
Other [Member]
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	26,300	26,700	24,500
Average	26,300	26,000	21,700
UK [Member]
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	82,200	82,800	81,400
Average	82,500	82,200	71,800
Non-United Kingdom [Member]
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	23,600	23,600	21,100
Average	23,700	22,800	19,200